Consolidated Statement of Changes in Equity - CHF (SFr)	Share Capital	Share Premium	Foreign Currency Translation Reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2018	SFr 710,336	SFr 149,286,723	SFr (44,011)	SFr (146,303,398)	SFr 3,649,650
Total comprehensive loss
Net loss				(6,631,901)	(6,631,901)
Other comprehensive income / (loss)			16,446	(72,010)	(55,564)
Total comprehensive loss			16,446	(6,703,911)	(6,687,465)
Transactions with owners of the Company
Capital increase / Exercise of warrants	940,044	8,853,599			9,793,643
Transaction costs		(948,615)			(948,615)
Share based payments				228,920	228,920
Balance at Dec. 31, 2019	1,650,380	157,191,707	(27,565)	(152,778,389)	6,036,133
Total comprehensive loss
Net loss				(8,200,165)	(8,200,165)
Other comprehensive income / (loss)			88,862	(26,118)	62,744
Total comprehensive loss			88,862	(8,226,283)	(8,137,421)
Transactions with owners of the Company
Reduction par value	(1,973,044)	1,973,044
Capital increase / Exercise of warrants	429,466	15,645,530			16,074,996
Transaction costs		(636,858)			(636,858)
Conversion of loan	7,370	3,056,877			3,064,247
Share based payments				368,793	368,793
Balance at Dec. 31, 2020	114,172	177,230,300	61,297	(160,635,879)	16,769,890
Total comprehensive loss
Net loss				(17,390,166)	(17,390,166)
Other comprehensive income / (loss)			772	264,984	265,756
Total comprehensive loss			772	(17,125,182)	(17,124,410)
Transactions with owners of the Company
Capital increase / Exercise of warrants	20,822	7,083,869			7,104,691
Transaction costs		(156,817)			(156,817)
Conversion of loan	5,168	1,366,087			1,371,255
Share based/Asset purchase	7,735	2,447,081		1,078,800	3,533,616
Share based payments	1,746	540,956		663,601	1,206,303
Balance at Dec. 31, 2021	SFr 149,643	SFr 188,511,476	SFr 62,069	SFr (176,018,660)	SFr 12,704,528